Other comprehensive income - Items not reclassified: equity instruments (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Net revaluation gains (losses)	€ 514	€ 597
Financial assets at fair value through other comprehensive income	125,708	121,091	[1]	€ 126,353
Debt instruments
Disclosure of analysis of other comprehensive income by item [line items]
Financial assets at fair value through other comprehensive income	118,405	€ 116,819	[1]	€ 122,077
Domestic | SPAIN
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	21
Revaluation losses	(445)
Net revaluation gains (losses)	(424)
Financial assets at fair value through other comprehensive income	184
International
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	1,038
Revaluation losses	(524)
International | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	68
Revaluation losses	(72)
Net revaluation gains (losses)	(4)
Financial assets at fair value through other comprehensive income	379
International | UNITED STATES
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	15
Revaluation losses	(3)
Net revaluation gains (losses)	12
Financial assets at fair value through other comprehensive income	44
International | Latin America and rest of the world
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	934
Revaluation losses	(4)
Net revaluation gains (losses)	930
Financial assets at fair value through other comprehensive income	2,256
Listed
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	936
Revaluation losses	(14)
Net revaluation gains (losses)	922
Financial assets at fair value through other comprehensive income	2,283
Unlisted
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	102
Revaluation losses	(510)
Net revaluation gains (losses)	(408)
Financial assets at fair value through other comprehensive income	€ 580

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).